Acquired Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2014
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
Schedule of Acquired Intangible Assets, Net
	December 31, 2013
	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount

Trademark	24,901,940	(4,876,630)	(20,025,310)	—
Technology	2,197,230	(1,229,403)	(967,827)	—
	27,099,170	(6,106,033)	(20,993,137)	—